Income Tax (Details) - Schedule of valuation allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of valuation allowance [Abstract]
Beginning balance	$ 15,506	$ 13,408	$ 10,923
Additions	159	2,098	2,485
Ending balance	$ 15,665	$ 15,506	$ 13,408